Intangible assets and goodwill - Goodwill From Acquisitions, Adjustments During Measurement Period (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	$ 290,748	$ 76,671	$ 63,008
Intangible assets and goodwill at beginning of period	487,012	411,521	358,908	$ 358,908
Intangible assets and goodwill at end of period	700,866	487,012	411,521	700,866
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	290,748	76,671	63,272
Intangible assets and goodwill at beginning of period	590,490	496,304	425,832	425,832
Intangible assets and goodwill at end of period	833,190	590,490	496,304	833,190
Gross carrying amount | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	68,446	34,332	34,025	136,803
Intangible assets and goodwill at beginning of period	311,174	276,819	242,891	242,891
Intangible assets and goodwill at end of period	355,958	311,174	276,819	355,958
Gross carrying amount | Goodwill | VBI [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,143
Intangible assets and goodwill at end of period	14,967	19,143		14,967
Gross carrying amount | Goodwill | Igah [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	21,106
Intangible assets and goodwill at end of period	21,006	21,106		21,006
Gross carrying amount | Goodwill | Kamaroopin [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	16,742
Intangible assets and goodwill at end of period	13,469	16,742		13,469
Gross carrying amount | Goodwill | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	14,304
Intangible assets and goodwill at end of period	12,511	14,304		12,511
Gross carrying amount | Goodwill | VBI [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	0	1,966	15,474	17,440
Gross carrying amount | Goodwill | Igah [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	0	2,455	18,551	21,006
Gross carrying amount | Goodwill | Kamaroopin [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	0	16,473	0	16,473
Gross carrying amount | Goodwill | Patria Asset Management S.A. (“PAM”) [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	0	13,438	0	13,438
Gross carrying amount | Goodwill | GPMS [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	30,544	0	0	30,544
Gross carrying amount | Goodwill | TRIA [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	6,604	0	0	6,604
Gross carrying amount | Goodwill | CSHG [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	20,745	0	0	20,745
Gross carrying amount | Goodwill | Nexus [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	$ 10,553	$ 0	$ 0	$ 10,553